Grants and other liabilities	9 Months Ended
Sep. 30, 2022
Grants and other liabilities [Abstract]
Grants and other liabilities
Note 16. - Grants and other liabilities

	Balance as of September 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Grants	926,085	970,557
Other Liabilities	315,974	293,187
Grants and other non-current liabilities	1,242,059	1,263,744

As of September 30, 2022, the amount recorded in Grants primarily corresponds to the ITC Grant awarded by the U.S. Department of the Treasury to Solana and Mojave for a total amount of $618 million ($642 million as of December 31, 2021). The amount recorded in Grants as a liability is progressively recorded as other income over the useful life of the asset.

The remaining balance of the “Grants” account corresponds to loans with interest rates below market rates for Solana and Mojave for a total amount of $306 million as of September 30, 2022 ($326 million as of December 31, 2021). Loans with the Federal Financing Bank guaranteed by the Department of Energy for these projects bear interest at a rate below market rates for these types of projects and terms. The difference between proceeds received from these loans and its fair value, is initially recorded as “Grants” in the consolidated statement of financial position, and subsequently recorded progressively in “Other operating income”.
Total amount of income for these two types of grants for Solana and Mojave is $43.9 million and $44.0 million for the nine-month periods ended September 30, 2022 and 2021, respectively (Note 20).
Other liabilities mainly include:

-	$59 million of lease liabilities ($59 million as of December 31, 2021);
-	$129 million of dismantling provision ($125 million as of December 31, 2021); and
-
$86 million of provision related to the current high market prices in Spain at which the solar assets in Spain invoiced electricity up to September 30, 2022 ($75 million as of December 31, 2021), as a result of a negative adjustment to the regulated revenues expected to be recorded progressively over the remaining regulatory life of the solar assets of the Company, as a compensation.